Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net earnings	$ 1,389	$ 1,852
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation - property, plant and equipment	1,282	1,199
Amortization - intangible assets	131	125
Amortization - other	15	26
Deferred income tax expense (Note 24)	226	247
Equity component, allowance for funds used during construction (Note 23)	(78)	(74)
Gain on disposition (Note 22)	0	(583)
Other	165	145
Change in long-term regulatory assets and liabilities	5	(106)
Change in working capital (Note 26)	(434)	(168)
Cash from operating activities	2,701	2,663
Investing activities
Capital expenditures - property, plant and equipment	(3,857)	(3,499)
Capital expenditures - intangible assets	(182)	(221)
Contributions in aid of construction	68	102
Proceeds on disposition (Note 22)	0	995
Other	(161)	(145)
Cash used in investing activities	(4,132)	(2,768)
Financing activities
Proceeds from long-term debt, net of issuance costs (Note 14)	3,470	937
Repayments of long-term debt, net of extinguishment costs, and finance leases	(1,251)	(1,676)
Borrowings under committed credit facilities	5,648	5,892
Repayments under committed credit facilities	(5,299)	(6,290)
Net change in short-term borrowings	(413)	472
Issue of common shares, net of costs, and dividends reinvested (Note 17)	58	1,442
Dividends
Common shares, net of dividends reinvested	(786)	(494)
Preference shares	(65)	(67)
Subsidiary dividends paid to non-controlling interests	(65)	(73)
Other	30	11
Cash from financing activities	1,327	154
Effect of exchange rate changes on cash and cash equivalents	(17)	(26)
Change in cash and cash equivalents	(121)	23
Cash and change in cash associated with assets held for sale	0	15
Cash and cash equivalents, beginning of year	370	332
Cash and cash equivalents, end of year	$ 249	$ 370